Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 1,883,904	¥ 1,267,638	¥ 1,377,569
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization (Notes 5 and 6)	424,894	383,408	368,561
Impairment of goodwill (Note 6)	97,475	150,089	0
Impairment of intangible assets (Note 6)	8,417	14,353	15,042
Provision for credit losses (Note 4)	226,112	121,790	258,795
Employee benefit income for severance indemnities and pension plans (Note 13)	(76,990)	(63,046)	(26,771)
Investment securities (gains) losses—net	(666,069)	832,533	(1,382,458)
Amortization of discounts on investment securities	(118,431)	(94,981)	(44,064)
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities-net (Note 31)	(676)	(13,951)	16,736
Foreign exchange (gains) losses—net	(164,961)	(730,529)	534,351
Equity in earnings of equity method investees—net	(871,185)	(669,400)	(464,054)
Provision (benefit) for deferred income tax expense	(195,309)	167,781	91,212
Increase in trading account assets, excluding foreign exchange contracts	(20,139,548)	(5,752,205)	(3,047,277)
Increase in trading account liabilities, excluding foreign exchange contracts	17,989,388	4,282,380	2,101,271
Net decrease (increase) in collateral for derivative transactions	(1,615,883)	568,191	(461,210)
Net decrease (increase) in margin for listed derivative transactions	(28,937)	(61,511)	132,819
Decrease in cash collateral for the use of Bank of Japan’s settlement infrastructure	0	923,000	0
Unrealized gain on the contract to purchase equity shares of Shriram Finance Limited (Note 33)	(25,111)	0	0
Other—net	(93,555)	(296,704)	(1,262,107)
Net cash provided by (used in) operating activities	(3,366,465)	1,028,836	(1,791,585)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option) (Note 3)	69,089,810	53,000,461	62,450,011
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option) (Note 3)	35,991,213	46,068,373	31,969,733
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option) (Note 3)	(98,773,329)	(101,306,253)	(87,816,718)
Proceeds from maturities of Held-to-maturity debt securities	3,184,932	5,845,448	1,380,753
Purchases of Held-to-maturity debt securities	(5,511,035)	(4,329,574)	(3,889,987)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)	5,133,867	4,106,446	3,148,971
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(4,639,404)	(3,085,879)	(2,894,534)
Net increase in loans	(8,103,596)	(3,620,030)	(1,565,920)
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	2,357,295	348,469	(3,758,551)
Proceeds from sales of premises and equipment	60,678	46,977	55,625
Capital expenditures for premises and equipment	(302,858)	(131,724)	(111,213)
Purchases of intangible assets	(344,077)	(306,656)	(317,308)
Proceeds from sales and dispositions of investments in equity method investees	69,696	44,381	41,179
Proceeds from sales of consolidated VIEs and subsidiaries—net	296,821	129,683	163,521
Other—net	(180,180)	6,608	73,762
Net cash used in investing activities	(1,686,306)	(3,336,616)	(1,252,841)
Cash flows from financing activities:
Net increase in deposits	5,530,380	2,227,431	4,134,276
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	(4,907,011)	6,796,160	(6,079,068)
Net increase (decrease) in due to trust account and other short-term borrowings	(14,071,016)	12,379,688	822,146
Proceeds from issuance of long-term debt	4,581,637	3,829,535	3,210,761
Repayments of long-term debt	(4,842,105)	(22,910,590)	(3,956,044)
Proceeds from sales of treasury stock	3,067	11,039	3,327
Payments for acquisition of treasury stock (Note 18)	(500,066)	(418,444)	(400,090)
Dividends paid	(846,715)	(531,844)	(438,716)
Dividends paid by subsidiaries to noncontrolling interests	(21,652)	(29,138)	(25,767)
Other—net	117,704	51,976	(39,579)
Net cash provided by (used in) financing activities	(14,955,777)	1,405,813	(2,768,754)
Effect of exchange rate changes on cash and cash equivalents	1,082,734	81,442	1,980,471
Net decrease in cash and cash equivalents	(18,925,814)	(820,525)	(3,832,709)
Cash and cash equivalents at beginning of fiscal year	109,304,211	110,124,736	113,957,445
Cash and cash equivalents:
Cash, due from banks and interest-earning deposits in other banks	90,369,985	109,298,114	110,118,623
Restricted cash included in other assets	8,412	6,097	6,113
Cash and cash equivalents at end of fiscal year	90,378,397	109,304,211	110,124,736
Cash paid during the fiscal year for:
Interest	4,926,636	5,190,245	4,377,677
Income taxes, net of refunds (Note 8)	429,909	328,966	519,958
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements (Note 7)	12,115	4,657	15,987
Assets acquired under operating lease arrangements (Note 7)	74,817	40,608	51,764
HC Consumer Finance Philippines
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	0	0	(64,104)
Noncash from acquisitions
Fair value of assets acquired, excluding cash and cash equivalents	0	0	160,036
Fair value of liabilities assumed	0	0	96,152
PT Home Credit Indonesia Inc
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	0	0	(29,219)
Noncash from acquisitions
Fair value of assets acquired, excluding cash and cash equivalents	0	0	59,619
Fair value of liabilities assumed	0	0	30,494
PT Mandala Multifinance Tbk
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	0	0	(46,025)
Noncash from acquisitions
Fair value of assets acquired, excluding cash and cash equivalents	0	0	99,031
Fair value of liabilities assumed	0	0	34,676
Fair value of noncontrolling interests	0	0	10,448
Albacore Capital Group
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	0	0	(42,817)
Noncash from acquisitions
Fair value of assets acquired, excluding cash and cash equivalents	0	0	90,197
Fair value of liabilities assumed	0	0	12,187
Fair value of noncontrolling interests	0	0	17,214
Contingent consideration liabilities	0	0	17,979
MUFG Pension And Market Services Holding Ltd
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	0	(91,938)	0
Noncash from acquisitions
Fair value of assets acquired, excluding cash and cash equivalents	0	281,215	0
Fair value of liabilities assumed	0	188,316	0
WealthNavi Inc
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	(8,809)	(61,408)	0
Noncash from acquisitions
Fair value of assets acquired, excluding cash and cash equivalents	0	117,344	0
Fair value of liabilities assumed	0	43,294	0
TIDLOR Holdins Public Company Limited (TIDLOR)
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	(7,330)	0	0
Noncash from acquisitions
Fair value of assets acquired, excluding cash and cash equivalents	576,773	0	0
Fair value of liabilities assumed	373,142	0	0
Fair value of noncontrolling interests	¥ 125,997	¥ 0	¥ 0